ACCOUNTS RECEIVABLE NET (Details Narrative)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE NET (Details)
Accounts receivable balances associated	8.90%
Accounts receivable balance collected		92.70%